UNAUDITED CONSOLIDATED STATEMENT OF CASH FLOWS	9 Months Ended
Dec. 31, 2021 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (3,213,315)
Increase in prepaid assets	(2,021)
Increase in funds in attorney trust account	(12,773)
Increase in receivables	(35,802)
Increase in accrued expenses	191,506
Increase in accounts payable	476,324
Net Cash Used by Operating Activities	(2,596,081)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of assets and intellectual property	(12,000,000)
Net Cash Used by Investing Activities	(12,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from share issuance	266,721
Convertible note payable	169,038
Shares issued for services related to S-1 registration	2,399,250
Shares issued for C-2 Acquisition	12,000,000
Net proceeds to related parties	(209,657)
Net Cash Provided by Financing Activities	14,625,352
Effect of exchange rate adjustments on cash	10,319
Net Increase (Decrease) in Cash and Cash Equivalents	39,590
Cash and cash equivalents, beginning of period	519
Cash and cash equivalents, end of period	40,109
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid
Income taxes paid
NON-CASH INVESTING AND FINANCING INFORMATION
Shares issued for services for s-1 Registration	2,399,250
Shares issued for C-2 Acquisition	$ 12,000,000